Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Series A Convertible Preferred Shares	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid in Capital	Accumulated Deficit	Other Comprehensive (Loss) Income	Non- Controlling Interest	Total
Balance at Dec. 31, 2021		$ 3,929,206	$ 2,968	$ 984	$ 54,057,211	$ (2,929,580)	$ (57,532)	$ (760,675)	$ 54,242,582
Balance (in Shares) at Dec. 31, 2021		6,500	29,677,969	9,843,096
Effect of early adoption of ASU 2020-06					(1,590,676)				(1,590,676)
Conversion of Series A Convertible Preferred Shares and accrued dividends		$ (3,838,532)	$ 807		4,032,725				195,000
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)		(6,350)	8,066,753
Accrued dividends on Series A Convertible Preferred Shares					(10,533)				(10,533)
Deemed dividend on Series B Convertible Preferred Shares in connection with accretion of discounts					(166,741)				(166,741)
Accrued dividends on Series B Convertible Preferred Shares					(249,333)				(249,333)
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan			$ 245		1,837,255				1,837,500
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan (in Shares)			2,450,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)					1,955,000				1,955,000
Contribution from noncontrolling shareholder								1,713,775	1,713,775
Net Income (loss)						(20,276,718)		(2,124,600)	(22,401,318)
Other comprehensive income (loss)							(180,706)		(180,706)
Balance at Jun. 30, 2022		$ 90,674	$ 4,020	$ 984	59,864,908	(23,206,298)	(238,238)	(1,171,500)	35,344,550
Balance (in Shares) at Jun. 30, 2022		150	40,194,722	9,843,096
Balance at Dec. 31, 2022			$ 4,876	$ 984	63,660,939	(34,492,863)	(303,213)	(1,458,058)	27,412,665
Balance (in Shares) at Dec. 31, 2022			48,761,596	9,843,096
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares	[1]		$ 2,909		3,060,891				3,063,800
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	[1]		29,088,607
Repayment to noncontrolling shareholder								(1,713,775)	(1,713,775)
Net Income (loss)						693,333		(53,715)	639,618
Other comprehensive income (loss)							78,536		78,536
Balance at Jun. 30, 2023			$ 7,785	$ 984	$ 66,721,830	$ (33,799,530)	$ (224,677)	$ (3,225,548)	$ 29,480,844
Balance (in Shares) at Jun. 30, 2023			77,850,203	9,843,096

[1]	During the six months ended June 30, 2023, the August 2022 Convertible Debenture of $2,010,800 along with the Make-Whole interest of $1,053,000 were fully converted into an aggregate of 29,088,607 Class A ordinary shares.